SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2022	Dec. 31, 2021
Changes during the year:
Granted		13,000
Employees, officers and directors [Member]
Number of options
Outstanding at beginning of year			2,930,727	10,492,910
Changes during the year:
Granted			0	0
Cancelled			0	0
Exercised			(365,799)	(7,521,469)
Forfeited			(5,788)	(40,714)
Expired			(5,500)	0
Outstanding at end of year			2,553,640	2,930,727
Exercisable at end of year			2,550,474	2,635,973
Weighted average exercise price
Outstanding at beginning of year	[1]		$ 5.23	$ 3.43
Weighted Average Exercise Price Changes During Year Abstract
Granted	[1]		0	0
Cancelled	[1]		0	0
Exercised	[1]		4.52	2.7
Forfeited	[1]		10.78	9
Expired	[1]		10.9	0
Outstanding at end of year	[1]		5.3	5.23
Exercisable at end of year	[1]		$ 5.3	$ 4.71

[1]	In U.S. dollars per Ordinary Share